Basic and Diluted Net Loss Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Basic and Diluted Net Loss Per Share

NOTE 7 - BASIC AND DILUTED NET LOSS PER SHARE

The basic and diluted net loss per share and weighted average number of common shares used in the calculation of basic and diluted net loss per share are as follows (in thousands, except share and per share data):

	Three months ended June 30,		Six months ended June 30,
	2018	2017	2018	2017

Net loss attributable to shareholders of the Company	$(1,893)	$(3,508)	$(3,362)	$(4,815)

Net loss attributable to shareholders of preferred shares	(76)	(938)	(185)	(1,279)

Net loss used in the calculation of basic net loss per share	$(1,817)	$(2,570)	$(3,177)	$(3,536)
Net loss per share (*)	$(0.6)	$(1.35)	$(1.2)	$(1.95)
Weighted average number of common shares (*)	2,855,428	1,940,561	2,809,754	1,877,701

(*)	Share data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

As the inclusion of common share equivalents in the calculation would be anti-dilutive for all periods presented, diluted net loss per share is the same as basic net loss per share.

NOTE10 - BASIC AND DILUTED NET LOSS PER SHARE

The basic and diluted net loss per share and weighted average number of common shares used in the calculation of basic and diluted net loss per share are as follows (in thousands, except share and per share data):

	Year Ended December 31,
	2017(*)	2016(*)
Net loss attributable to shareholders of the Company	$7,589	$9,663

Net loss attributable to shareholders of preferred shares	1,582	3,954

Net loss used in the calculation of basic net loss per share	$6,007	$5,709
Net loss per share	$(2.67)	$(5.94)
Weighted average number of common shares	2,201,992	963,047

(*) December 31 2017 and 2016 shares data represents the number of shares adjusted to retroactively reflect the 1:15 Reverse Split effected on September 4, 2018.

As the inclusion of common share equivalents in the calculation would be anti-dilutive for all periods presented, diluted net loss per share is the same as basic net loss per share.

The weighted average number of common shares outstanding has been retroactively restated for the equivalent number of common shares received by the accounting acquirer as a result of the reverse recapitalization and reverse stock split as if these common shares had been outstanding as of the beginning of the earliest period presented.